Discontinued Operations - Reconciliation of gross proceeds to net proceeds from sale transaction (Details) - USD ($)		3 Months Ended		9 Months Ended
	Jan. 03, 2020	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received at closing - asset sale				$ (9,500,000)
Gain from asset sale		$ 0	$ 0	15,682,000	$ 0
Overall business | Disposal by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross proceeds	$ 19,200,000	19,166,000		19,166,000
Cash received at closing - asset sale	(9,700,000)			(9,500,000)
Cash received at closing - working capital				(166,000)
Less: Discount		1,818,000		1,818,000
Less: Transaction reconciliation - working capital adjustment		(1,283,000)		(1,283,000)
Adjusted Note Receivable	$ 9,500,000	6,399,000		6,399,000
Short-term note receivable		1,291,000		1,291,000
Long-term note receivable		$ 5,108,000		5,108,000
Gain from asset sale				$ 15,700,000